DISCONTINUED OPERATIONS	12 Months Ended
Sep. 30, 2025
Discontinued Operations and Disposal Groups [Abstract]
DISCONTINUED OPERATIONS	DISCONTINUED OPERATIONS

On February 5, 2026, Griffon announced that it entered into a definitive agreement to form a joint venture with ONCAP Management Partners, L.P. (“ONCAP”), the mid-market private equity platform of Onex Corporation (TSX:ONEX), to create a leading global provider of hand tools, home organization solutions, and lawn and garden products for professionals and consumers. The joint venture combines the United States and Canada businesses of Griffon’s AMES Companies (“AMES North America”) with the Bellota Tools, Corona, and Burgon & Ball businesses of VNPI Global Investments and Services, S.L. and Bellota Holdings AG (“Venanpri”), an ONCAP majority-owned portfolio company. On June 9, 2026, Griffon completed the previously announced formation of the joint venture between its AMES North America business and Venanpri. The joint venture, named Veritage, is managed as a subsidiary of Venanpri which, together with other affiliates of ONCAP, holds a 57% equity interest. Upon closing, Griffon received $100,000 in cash, a $161,100 second-lien PIK debt receivable from the joint venture, and will participate in the governance and oversight of the joint venture with its 43% equity interest that has an initial carrying value of $118,600. Griffon's investment in the joint venture will be accounted for under the equity method.

Griffon also announced on February 5, 2026 the initiation of a comprehensive review of strategic alternatives for its AMES Australasia and United Kingdom (“U.K.”) operations. On June 8, 2026, Griffon announced that it had entered into a definitive agreement to sell its AMES Australasia business to a joint venture it is forming with an investment group led by the management of AMES Australasia with support from Australian financial investors. On July 31, 2026, Griffon completed the previously announced formation of the joint venture. Under the terms of the agreement, at closing, Griffon received AUD $258,000 (USD $180,910) in cash, a AUD $69,300 (approximately USD $48,593) PIK note receivable, and a 49% equity interest that has an initial carrying value of AUD $29,800 (USD $20,896). Griffon will participate in the governance and oversight of the joint venture as a 49% equity holder, while the remaining 51% ownership interest will be held by the investment group that includes certain members of the current AMES Australasia management team. Griffon's investment in the joint venture will be accounted for under the equity method. As of March 31, 2026, the Company ceased its AMES U.K. operations and is currently in the process of liquidating its remaining assets and settling its remaining liabilities.

As a result of these actions, the AMES U.S., Canada, Australia, and U.K. operations are reported as discontinued operations in the Consolidated Statements of Operations for all periods presented and, except for certain U.K. assets and liabilities not held for sale, we classified the related assets and liabilities as held for sale in the Consolidated Balance Sheets. The U.K. assets classified as held for sale relate to inventory and property, plant and equipment that will be sold in liquidation. Accordingly, unless otherwise noted, all references to results and financial information in the Company's Consolidated Financial Statements relate to Griffon's continuing operations.
In accordance with ASC 205-20 Presentation of Financial Statements: Discontinued Operations, a disposal of a component of an entity or a group of components of an entity is required to be reported as discontinued operations if the disposal represents a strategic shift that has (or will have) a major effect on an entity’s operations and financial results when the component of an entity meets the criteria in paragraph 205-20-45-10. In the period in which the component meets held-for-sale or discontinued operations criteria, the major current assets, other assets, current liabilities, and noncurrent liabilities shall be reported as components of total assets and liabilities separate from those balances of the continuing operations. At the same time, the results of all discontinued operations, less applicable income taxes (benefit), shall be reported as components of net income (loss) separate from the net income (loss) of continuing operations.

The following amounts related to AMES U.S., Canada, Australia and U.K. (the “AMES discontinued operations”) have been segregated from Griffon's continuing operations and are reported as a discontinued operation on the Company's Consolidated Statement of Operations:

	For the Year Ended September 30,
	2025	2024	2023
Revenue	$724,542	$767,535	$813,955
Cost of goods and services	514,637	620,000	745,851
Gross profit	209,905	147,535	68,104
Selling, general and administrative expenses	177,493	185,476	195,937
Goodwill and intangible asset impairments	—	—	29,200
Total operating expenses	177,493	185,476	225,137
Income (loss) from operations	32,412	(37,941)	(157,033)
Other income (expense):
Interest (expense) income, net	1,231	1,781	(511)
Gain on sale of real estate	8,279	(61)	1,802
Other, net	2,205	778	1,098
Total other income (expense)	11,715	2,498	2,389
Income (loss) from discontinued operations before taxes	44,127	(35,443)	$(154,644)
Provision for (benefit from) income taxes	13,264	256	(42,880)
Income (loss) from discontinued operations	$30,863	$(35,699)	$(111,764)

Goodwill and indefinite-lived intangibles

In preparation of the financial statements for the year ended September 30, 2025, the Company performed qualitative assessments for the AMES indefinite-lived intangibles and determined that indicators that fair value was less than the carrying amount were not present. For the years ended September 30, 2024 and 2023, the Company quantitative impairment assessments for the AMES indefinite-lived intangibles. The 2024 assessment indicated that no impairment charge was required, however, the 2023 assessment resulted in a pre-tax non-cash impairment charge of $29,200 to the gross carrying amount of the AMES trademarks.

Restructuring charges

As a result of a global sourcing expansion initiative announced in May 2023, the AMES discontinued operations incurred pre-tax restructuring and related exit costs in fiscal years 2024 and 2023. This initiative was successfully completed as of September 30, 2024. In the year ended September 30, 2024, the AMES discontinued operations incurred pre-tax restructuring and related exit costs approximating $41,309. Cash charges totaled $17,546 and non-cash, asset-related charges totaled $23,763; the cash charges included $5,856 for one-time termination benefits and other personnel related costs and $11,690 for facility exit costs. Non-cash charges related to $23,763 recorded to adjust inventory to its net realizable value. In the year ended September 30, 2023, AMES discontinued operations incurred pre-tax restructuring and related exit costs approximating $92,468. Cash charges totaled $33,536 and non-cash, asset-related charges totaled $58,932; the cash charges included $16,772 for one-time termination benefits and other personnel-related costs and $16,764 for facility exit costs. Non-cash charges included a $21,832 impairment charge related to certain fixed assets at several manufacturing locations and $37,100 recorded to adjust inventory to its net realizable value.
A summary of the restructuring and other related charges included in COGS and SG&A expenses in the above table were as follows:

	For the Year Ended September 30,
	2024	2023
Cost of goods and services	$35,806	$82,028
Selling, general and administrative expenses	5,503	10,440
Total restructuring charges	$41,309	$92,468
Depreciation and amortization
For the years ended September 30, 2025, 2024 and 2023, depreciation and amortization for property, plant and equipment was $15,842, $16,294, and $22,131, respectively. For the years ended September 30, 2025, 2024 and 2023, ROU asset amortization was $16,971, $18,886 and $18,970, respectively.

The following amounts related to AMES U.S., Canada, Australia, and U.K. have been segregated from Griffon’s continuing operations, and are reported as assets and liabilities of discontinued operations in the Consolidated Balance Sheets:

	At September 30,	At September 30,
	2025	2024
CURRENT ASSETS
Cash and equivalents	$—	$—
Accounts receivable, net	93,850	113,558
Inventories	269,024	250,715
Prepaid and other current assets	12,282	9,145
PROPERTY, PLANT AND EQUIPMENT, net	103,187	118,573
OPERATING LEASE RIGHT-OF-USE ASSETS	114,788	128,090
GOODWILL	1,664	1,529
INTANGIBLE ASSETS, net	124,159	133,169
OTHER ASSETS	16,862	16,910
Total Assets of Discontinued Operations Held for Sale	$735,816	$771,689
CURRENT LIABILITIES
Notes payable and current portion of long-term debt	$70	$78
Accounts payable	79,822	48,453
Accrued liabilities	42,034	63,904
Current portion of operating lease liabilities	16,834	16,542
LONG-TERM DEBT, net	110	191
LONG-TERM OPERATING LEASE LIABILITIES	106,750	120,078
OTHER LIABILITIES	4,770	4,126
Total Liabilities of Discontinued Operations Held for Sale	$250,390	$253,372